POSTRETIREMENT BENEFITS AND EMPLOYEE STOCK OWNERSHIP PLAN - RECONCILIATION OF BENEFIT OBLIGATIONS AND PLAN ASSETS (Details) - USD ($) $ in Millions		12 Months Ended
		Jun. 30, 2018		Jun. 30, 2017		Jun. 30, 2016
Pension Plan
CHANGE IN BENEFIT OBLIGATION
Defined Benefit Plan, Benefit Obligation, Beginning of Year	[1],[2]	$ 16,160		$ 17,285
Defined Benefit Plan, Service Cost	[3]	280	[2]	310	[2]	$ 314
Defined Benefit Plan, Interest Cost		348	[2]	300	[2]	466
Defined Benefit Plan, Benefit Obligation, Contributions by Plan Participant	[2]	13		14
Defined Benefit Plan, Benefit Obligation, Increase (Decrease) for Plan Amendment	[2]	12		2
Defined Benefit Plan, Benefit Obligation, Actuarial Gain (Loss)	[2]	(722)		(643)
Defined Benefit Plan, Acquisitions (Divestitures), Benefit Obligation	[2],[4]	0		(413)
Defined Benefit Plan, Benefit Obligation, (Increase) Decrease for Curtailment	[2]	0		(132)
Defined Benefit Plan, Benefit Obligation, Special and Contractual Termination Benefits	[2]	8		4
Defined Benefit Plan, Benefit Obligation, Foreign Currency Translation Gain (Loss)	[2]	148		35
Defined Benefit Plan, Benefit Obligation, Benefits Paid	[2]	(589)		(602)
Defined Benefit Plan, Benefit Obligation, End of Year	[1],[2]	15,658		16,160		17,285
CHANGE IN PLAN ASSETS
Defined Benefit Plan, Fair Value of Plan Assets, Beginning of Year	[2]	10,829		10,269
Defined Benefit Plan, Plan Assets, Increase (Decrease) for Actual Return (Loss)	[2]	553		884
Defined Benefit Plan Acquisitions Divestitures Plan Assets	[2],[4]	0		(34)
Defined Benefit Plan, Plan Assets, Contributions by Employer	[2]	406		316
Defined Benefit Plan, Plan Assets, Contributions by Plan Participant	[2]	13		14
Defined Benefit Plan, Plan Assets, Foreign Currency Translation Gain (Loss)	[2]	55		(18)
Defined Benefit Plan, ESOP Debt Servicing	[2],[5]	0		0
Defined Benefit Plan, Plan Assets, Benefits Paid	[2]	(589)		(602)
Defined Benefit Plan, Fair Value of Plan Assets, End of Year	[2]	11,267		10,829		10,269
Defined Benefit Plan, Funded (Unfunded) Status of Plan	[2]	(4,391)		(5,331)
Other Retiree Benefits
CHANGE IN BENEFIT OBLIGATION
Defined Benefit Plan, Benefit Obligation, Beginning of Year	[1],[6]	5,187		5,632
Defined Benefit Plan, Service Cost	[3]	112	[6]	133	[6]	124
Defined Benefit Plan, Interest Cost		177	[6]	175	[6]	219
Defined Benefit Plan, Benefit Obligation, Contributions by Plan Participant	[6]	73		74
Defined Benefit Plan, Benefit Obligation, Increase (Decrease) for Plan Amendment	[6]	(231)		0
Defined Benefit Plan, Benefit Obligation, Actuarial Gain (Loss)	[6]	(308)		(554)
Defined Benefit Plan, Acquisitions (Divestitures), Benefit Obligation	[4],[6]	0		(31)
Defined Benefit Plan, Benefit Obligation, (Increase) Decrease for Curtailment	[6]	0		(37)
Defined Benefit Plan, Benefit Obligation, Special and Contractual Termination Benefits	[6]	7		21
Defined Benefit Plan, Benefit Obligation, Foreign Currency Translation Gain (Loss)	[6]	5		16
Defined Benefit Plan, Benefit Obligation, Benefits Paid	[6]	(244)		(242)
Defined Benefit Plan, Benefit Obligation, End of Year	[1],[6]	4,778		5,187		5,632
CHANGE IN PLAN ASSETS
Defined Benefit Plan, Fair Value of Plan Assets, Beginning of Year	[6]	3,831		3,787
Defined Benefit Plan, Plan Assets, Increase (Decrease) for Actual Return (Loss)	[6]	(481)		136
Defined Benefit Plan Acquisitions Divestitures Plan Assets	[4],[6]	0		0
Defined Benefit Plan, Plan Assets, Contributions by Employer	[6]	33		36
Defined Benefit Plan, Plan Assets, Contributions by Plan Participant	[6]	73		74
Defined Benefit Plan, Plan Assets, Foreign Currency Translation Gain (Loss)	[6]	(3)		(4)
Defined Benefit Plan, ESOP Debt Servicing	[5],[6]	50		44
Defined Benefit Plan, Plan Assets, Benefits Paid	[6]	(244)		(242)
Defined Benefit Plan, Fair Value of Plan Assets, End of Year	[6]	3,259		3,831		$ 3,787
Defined Benefit Plan, Funded (Unfunded) Status of Plan	[6]	$ (1,519)		$ (1,356)

[1]	For the pension benefit plans, the benefit obligation is the projected benefit obligation. For other retiree benefit plans, the benefit obligation is the accumulated postretirement benefit obligation.
[2]	Primarily non-U.S.-based defined benefit retirement plans.
[3]	Service cost includes amounts related to discontinued operations in fiscal years ended June 30, 2017 and June 30, 2016, which are not material for any period.
[4]	For the year ended June 30, 2017, this represents the obligations and plans which were classified as held for sale at June 30, 2016.
[5]	Represents the net impact of ESOP debt service requirements, which is netted against plan assets for other retiree benefits.
[6]	Primarily U.S.-based other postretirement benefit plans.